Related Party Transactions - Bahrain LNG and Teekay Marine Solutions - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Related Party Transaction [Line Items]
General and administrative expenses	$ 4,183,000	$ 2,793,000	$ 17,850,000	$ 11,592,000
Affiliated Entity
Related Party Transaction [Line Items]
General and administrative expenses	1,873,000	901,000	9,202,000	5,363,000
Affiliated Entity | TMS
Related Party Transaction [Line Items]
General and administrative expenses	$ 0	100,000	200,000	300,000
Affiliated Entity | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
Cost recoveries		$ 0	$ 200,000	$ 200,000